Summary of Significant Accounting Policies - Restricted cash (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Restricted cash balances	$ 1,004,142	$ 720,703
Restricted cash balances, long term	$ 0	$ 300,000